17. EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Loss Per Share Tables
Schedule of basic and diluted income (loss) per share
	Three months ended March 31,
	2017	2016
Numerator:
Net income (loss)	$4,961,788	$(3,448,848)
Preferred stock deemed dividend	—	(5,227,247)
Change in fair value of Warrants “J” and “K” (note 12)	4,066,254	—
Numerator for basic and diluted income (loss) per share – income (loss) available to common stockholders	$895,534	$(8,676,095)

Denominator:
Denominator for basic EPS — weighted–average shares	14,477,413	4,678,469
Effect of dilutive securities:
Warrants	2,757,071	—
Shares issuable in January 2018 and Employee Bonus Shares issuable in connection with the 42West acquisition (Note 4)	71,133	—
Denominator for diluted EPS — adjusted weighted-average shares assuming exercise of warrants	17,305,617	4,678,469

Basic income (loss) per share	$0.34	$(1.85)
Diluted Income (loss) per share	$0.05	$(1.85)